UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6310

Greenwich Street Series Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

GREENWICH STREET SERIES FUND

APPRECIATION PORTFOLIO

FUNDAMENTAL VALUE PORTFOLIO

CAPITAL AND INCOME PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2005

APPRECIATION PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 93.3%
CONSUMER DISCRETIONARY - 9.7%
Hotels, Restaurants & Leisure - 1.1%
151,675	Fairmont Hotels & Resorts Inc.	$5,068,979
84,000	International Game Technology	2,268,000
104,000	Marcus Corp.	2,084,160

	Total Hotels, Restaurants & Leisure	9,421,139

Internet & Catalog Retail - 0.2%
45,000	Amazon.com Inc.*	2,038,500

Leisure Equipment & Products - 0.3%
130,000	Hasbro Inc.	2,554,500

Media - 6.2%
223,900	Comcast Corp., Special Class A Shares*	6,443,842
149,700	Gannett Co. Inc.	10,303,851
146,000	Liberty Media Corp., Class A Shares*	1,175,300
102,300	Meredith Corp.	5,103,747
755,825	Time Warner Inc.	13,687,991
150,157	Viacom Inc., Class B Shares	4,956,682
593,100	Walt Disney Co.	14,311,503

	Total Media	55,982,916

Specialty Retail - 1.9%
150,000	Bed Bath & Beyond Inc.*	6,027,000
233,000	Home Depot Inc.	8,886,620
45,000	Tiffany & Co.	1,789,650

	Total Specialty Retail	16,703,270

	TOTAL CONSUMER DISCRETIONARY	86,700,325

CONSUMER STAPLES - 10.4%
Beverages - 1.6%
257,380	PepsiCo Inc.	14,596,020

Food & Staples Retailing - 2.7%
105,000	Costco Wholesale Corp.	4,524,450
311,248	Wal-Mart Stores Inc.	13,638,887
150,400	Walgreen Co.	6,534,880

	Total Food & Staples Retailing	24,698,217

Food Products - 3.3%
75,000	Bunge Ltd.	3,946,500
87,000	Dean Foods Co.*	3,380,820
60,000	General Mills Inc.	2,892,000
151,000	H.J. Heinz Co.	5,517,540
31,100	Hershey Co.	1,751,241
74,400	TreeHouse Foods Inc.*	1,999,872
135,700	Wm. Wrigley Jr. Co.	9,754,116

	Total Food Products	29,242,089

Household Products - 2.0%
119,400	Kimberly-Clark Corp.	7,107,882
178,500	Procter & Gamble Co.	10,613,610

	Total Household Products	17,721,492

Personal Products - 0.8%
117,980	Gillette Co.	6,866,436

	TOTAL CONSUMER STAPLES	93,124,254

ENERGY - 10.0%
Energy Equipment & Services - 1.5%
119,500	ENSCO International Inc.	5,567,505

See Notes to Schedule of Investments.

APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Energy Equipment & Services (continued)
89,900	Schlumberger Ltd.	$7,585,762

	Total Energy Equipment & Services	13,153,267

Oil, Gas & Consumable Fuels - 8.5%
151,600	BP PLC, Sponsored ADR	10,740,860
194,440	Canadian Natural Resources Ltd.	8,786,743
60,000	Cimarex Energy Co.*	2,719,800
269,164	EnCana Corp.	15,694,953
505,718	Exxon Mobil Corp.	32,133,322
60,000	Suncor Energy Inc.	3,631,800
105,000	Western Oil Sands Inc., Class A Shares*	2,491,709

	Total Oil, Gas & Consumable Fuels	76,199,187

	TOTAL ENERGY	89,352,454

EXCHANGE TRADED FUNDS - 3.4%
Exchange Traded - 3.4%
1,197,000	iShares MSCI Japan Index Fund	14,591,430
75,000	SPDR Trust Series 1	9,228,000
150,000	streetTRACKS Gold Trust*	7,005,000

	TOTAL EXCHANGE TRADED FUNDS	30,824,430

FINANCIALS - 14.4%
Capital Markets - 2.0%
135,000	Bank of New York Co. Inc.	3,970,350
22,500	Goldman Sachs Group Inc.	2,735,550
179,400	Merrill Lynch & Co. Inc.	11,006,190

	Total Capital Markets	17,712,090

Commercial Banks - 2.6%
195,000	Bank of America Corp.	8,209,500
256,700	Wells Fargo & Co.	15,034,919

	Total Commercial Banks	23,244,419

Consumer Finance - 0.5%
75,000	American Express Co.	4,308,000

Diversified Financial Services - 0.6%
165,040	JPMorgan Chase & Co.	5,599,807

Insurance - 6.8%
611	Berkshire Hathaway Inc., Class A Shares*	50,102,000
242,500	St. Paul Travelers Cos. Inc.	10,880,975

	Total Insurance	60,982,975

Real Estate - 1.8%
333,100	Forest City Enterprises Inc., Class A Shares	12,691,110
45,400	St. Joe Co.	2,835,230
19,100	Tejon Ranch Co.*	897,700

	Total Real Estate	16,424,040

Thrifts & Mortgage Finance - 0.1%
69,000	Brookline Bancorp Inc.	1,091,580

	TOTAL FINANCIALS	129,362,911

HEALTH CARE - 7.6%
Biotechnology - 1.7%
124,650	Amgen Inc.*	9,930,866
70,000	Biogen Idec Inc.*	2,763,600
30,000	Genentech Inc.*	2,526,300

	Total Biotechnology	15,220,766

Health Care Equipment & Supplies - 1.7%
45,500	C.R. Bard Inc.	3,004,365
104,000	IDEXX Laboratories Inc.*	6,955,520

See Notes to Schedule of Investments.

APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies (continued)
100,800	Medtronic Inc.	$5,404,896

	Total Health Care Equipment & Supplies	15,364,781

Pharmaceuticals - 4.2%
52,877	Eli Lilly & Co.	2,829,977
269,308	Johnson & Johnson	17,041,810
447,636	Pfizer Inc.	11,177,471
70,000	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,339,400
85,000	Wyeth	3,932,950

	Total Pharmaceuticals	37,321,608

	TOTAL HEALTH CARE	67,907,155

INDUSTRIALS - 16.9%
Aerospace & Defense - 3.1%
132,000	Honeywell International Inc.	4,950,000
253,000	Raytheon Co.	9,619,060
252,000	United Technologies Corp.	13,063,680

	Total Aerospace & Defense	27,632,740

Air Freight & Logistics - 1.4%
178,500	United Parcel Service Inc., Class B Shares	12,339,705

Airlines - 0.3%
180,000	Southwest Airlines Co.	2,673,000

Building Products - 0.4%
106,000	Masco Corp.	3,252,080

Commercial Services & Supplies - 2.0%
75,000	ARAMARK Corp., Class B Shares	2,003,250
150,000	Cendant Corp.	3,096,000
75,000	Pitney Bowes Inc.	3,130,500
347,400	Waste Management Inc.	9,939,114

	Total Commercial Services & Supplies	18,168,864

Electrical Equipment - 0.7%
135,000	American Power Conversion Corp.	3,496,500
45,000	Cooper Industries Ltd., Class A Shares	3,111,300

	Total Electrical Equipment	6,607,800

Industrial Conglomerates - 8.1%
382,700	3M Co.	28,074,872
1,047,719	General Electric Co.	35,276,699
342,500	Tyco International Ltd.	9,538,625

	Total Industrial Conglomerates	72,890,196

Road & Rail - 0.9%
185,669	Florida East Coast Industries Inc.	8,408,949

	TOTAL INDUSTRIALS	151,973,334

INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 1.9%
553,450	Cisco Systems Inc.*	9,923,359
726,000	Lucent Technologies Inc.*	2,359,500
197,000	Motorola Inc.	4,351,730

	Total Communications Equipment	16,634,589

Computers & Peripherals - 3.4%
45,000	Avid Technology Inc.*	1,863,000
75,000	Dell Inc.*	2,565,000
536,000	EMC Corp.*	6,935,840
302,000	Hewlett-Packard Co.	8,818,400
134,550	International Business Machines Corp.	10,793,601

	Total Computers & Peripherals	30,975,841

See Notes to Schedule of Investments.

APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY (continued)
Internet Software & Services - 1.0%
1,500	Google Inc., Class A Shares*	$474,690
65,000	VeriSign Inc.*	1,389,050
223,000	Yahoo! Inc.*	7,546,320

	Total Internet Software & Services	9,410,060

IT Services - 0.9%
194,000	Automatic Data Processing Inc.	8,349,760

Semiconductors & Semiconductor Equipment - 1.5%
151,512	Freescale Semiconductor Inc., Class B Shares*	3,572,653
299,529	Intel Corp.	7,383,390
61,600	Texas Instruments Inc.	2,088,240

	Total Semiconductors & Semiconductor Equipment	13,044,283

Software - 5.5%
1,646,236	Microsoft Corp.	42,357,652
294,000	Symantec Corp.*	6,662,040

	Total Software	49,019,692

	TOTAL INFORMATION TECHNOLOGY	127,434,225

MATERIALS - 5.8%
Chemicals - 2.8%
75,000	Cytec Industries Inc.	3,253,500
127,000	Dow Chemical Co.	5,292,090
224,000	E.I. du Pont de Nemours & Co.	8,774,080
141,800	PPG Industries Inc.	8,393,142

	Total Chemicals	25,712,812

Metals & Mining - 2.5%
133,700	Alcoa Inc.	3,264,954
152,000	Newmont Mining Corp.	7,169,840
47,000	Rio Tinto PLC, Sponsored ADR	7,722,100
104,000	United States Steel Corp.	4,404,400

	Total Metals & Mining	22,561,294

Paper & Forest Products - 0.5%
62,300	Weyerhaeuser Co.	4,283,125

	TOTAL MATERIALS	52,557,231

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
29,500	Verizon Communications Inc.	964,355

UTILITIES - 0.8%
Electric Utilities - 0.7%
136,000	Cinergy Corp.	6,039,760

Multi-Utilities - 0.1%
30,000	KeySpan Corp.	1,103,400

	TOTAL UTILITIES	7,143,160

	TOTAL COMMON STOCKS (Cost - $670,936,143)	837,343,834

WARRANT	SECURITY	VALUE
WARRANT - 0.0%
Communications Equipment - 0.0%
27,796	Lucent Technologies Inc., Expires 12/10/07* (Cost - $0)	26,406

See Notes to Schedule of Investments.

APPRECIATION PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $670,936,143)	837,370,240

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 7.3%
Repurchase Agreement - 7.3%
$65,353,000	Interest in $82,098,000 joint tri-party repurchase agreement dated 9/30/05 with Barclays Capital Inc., 3.250% due 10/3/05, Proceeds at maturity - $65,370,700; (Fully collateralized by Federal Home Loan Mortgage Corp., 4.300% due 5/5/08; Market value - $66,660,811) (Cost - $65,353,000)	$65,353,000

	TOTAL INVESTMENTS - 100.6% (Cost - $736,289,143#)	902,723,240
	Liabilities in Excess of Other Assets - (0.6)%	(5,500,397)

	TOTAL NET ASSETS - 100.0%	$897,222,843

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

FUNDAMENTAL VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 83.7%
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.3%
52,200	BorgWarner Inc.	$2,947,212

Hotels, Restaurants & Leisure - 1.0%
188,000	Carnival Corp.	9,396,240

Leisure Equipment & Products - 2.3%
665,500	Hasbro Inc.	13,077,075
454,800	Mattel Inc.	7,586,064

	Total Leisure Equipment & Products	20,663,139

Media - 8.6%
124,500	Clear Channel Communications Inc.	4,094,805
356,300	Comcast Corp., Special Class A Shares*	10,254,314
1,170,400	Interpublic Group of Cos. Inc.*	13,623,456
747,400	News Corp., Class B Shares (a)	12,332,100
741,700	Pearson PLC	8,648,484
834,950	Time Warner Inc.	15,120,944
545,700	Walt Disney Co.	13,167,741

	Total Media	77,241,844

Specialty Retail - 1.1%
251,400	Home Depot Inc.	9,588,396

	TOTAL CONSUMER DISCRETIONARY	119,836,831

CONSUMER STAPLES - 5.5%
Beverages - 0.3%
36,600	Molson Coors Brewing Co., Class B Shares (a)	2,342,766

Food & Staples Retailing - 2.6%
491,025	Safeway Inc.	12,570,240
238,300	Wal-Mart Stores Inc.	10,442,306

	Total Food & Staples Retailing	23,012,546

Food Products - 2.6%
289,900	Kraft Foods Inc., Class A Shares (a)	8,868,041
540,100	Unilever PLC	5,657,469
222,300	Unilever PLC, Sponsored ADR (a)	9,385,506

	Total Food Products	23,911,016

	TOTAL CONSUMER STAPLES	49,266,328

ENERGY - 10.5%
Energy Equipment & Services - 3.5%
141,400	Baker Hughes Inc.	8,438,752
188,700	GlobalSantaFe Corp. (a)	8,608,494
202,400	Halliburton Co.	13,868,448

	Total Energy Equipment & Services	30,915,694

Oil, Gas & Consumable Fuels - 7.0%
110,200	Anadarko Petroleum Corp.	10,551,650
27,400	BP PLC, Sponsored ADR	1,941,290
112,300	Chevron Corp.	7,269,179
78,900	ConocoPhillips	5,515,899
121,600	Devon Energy Corp.	8,346,624
130,400	Exxon Mobil Corp.	8,285,616
224,300	Murphy Oil Corp.	11,185,841
401,290	Williams Cos. Inc.	10,052,315

	Total Oil, Gas & Consumable Fuels	63,148,414

	TOTAL ENERGY	94,064,108

See Notes to Schedule of Investments.

FUNDAMENTAL VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 16.2%
Capital Markets - 2.4%
17,300	Goldman Sachs Group Inc.	$2,103,334
199,800	Merrill Lynch & Co. Inc.	12,257,730
148,900	State Street Corp.	7,284,188

	Total Capital Markets	21,645,252

Commercial Banks - 1.8%
1,274	Mitsubishi Tokyo Financial Group Inc. (a)	16,755,020

Consumer Finance - 2.6%
201,700	American Express Co.	11,585,648
476,500	MBNA Corp.	11,740,960

	Total Consumer Finance	23,326,608

Diversified Financial Services - 2.0%
522,400	JPMorgan Chase & Co.	17,725,032

Insurance - 4.5%
125,600	Ambac Financial Group Inc. (a)	9,050,736
164,200	American International Group Inc.	10,173,832
136,700	Chubb Corp. (a)	12,241,485
192,415	CNA Surety Corp. (a)*	2,736,141
77,600	Hartford Financial Services Group Inc. (a)	5,988,392

	Total Insurance	40,190,586

Thrifts & Mortgage Finance - 2.9%
144,100	MGIC Investment Corp.	9,251,220
423,600	PMI Group Inc. (a)	16,888,932

	Total Thrifts & Mortgage Finance	26,140,152

	TOTAL FINANCIALS	145,782,650

HEALTH CARE - 9.9%
Biotechnology - 1.3%
70,700	Amgen Inc.*	5,632,669
643,300	Aphton Corp.*	411,712
346,896	Enzo Biochem Inc. (a)*	5,328,323

	Total Biotechnology	11,372,704

Pharmaceuticals - 8.6%
280,500	Abbott Laboratories	11,893,200
206,500	Bentley Pharmaceuticals Inc. (a)*	2,467,675
54,800	Eli Lilly & Co.	2,932,896
232,900	GlaxoSmithKline PLC, Sponsored ADR (a)	11,943,112
236,900	Johnson & Johnson	14,991,032
171,700	Novartis AG, Sponsored ADR	8,756,700
450,000	Pfizer Inc.	11,236,500
291,700	Wyeth	13,496,959

	Total Pharmaceuticals	77,718,074

	TOTAL HEALTH CARE	89,090,778

INDUSTRIALS - 6.9%
Aerospace & Defense - 3.3%
119,500	Boeing Co.	8,120,025
201,400	Honeywell International Inc.	7,552,500
366,600	Raytheon Co.	13,938,132

	Total Aerospace & Defense	29,610,657

Airlines - 1.3%
760,800	Southwest Airlines Co.	11,297,880

Commercial Services & Supplies - 0.1%
87,700	IKON Office Solutions Inc. (a)	875,246

See Notes to Schedule of Investments.

FUNDAMENTAL VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS (continued)
Electrical Equipment - 0.4%
50,000	Emerson Electric Co.	$3,590,000

Industrial Conglomerates - 0.0%
12,300	Tyco International Ltd.	342,555

Machinery - 1.8%
208,700	Caterpillar Inc.	12,261,125
64,000	Deere & Co.	3,916,800

	Total Machinery	16,177,925

	TOTAL INDUSTRIALS	61,894,263

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 4.0%
385,600	Cisco Systems Inc.*	6,913,808
3,338,300	Lucent Technologies Inc.*	10,849,475
481,000	Motorola Inc.	10,625,290
440,700	Nokia Oyj, Sponsored ADR	7,452,237

	Total Communications Equipment	35,840,810

Computers & Peripherals - 0.1%
26,000	Electronics for Imaging Inc. (a)*	596,440
700	International Business Machines Corp.	56,154

	Total Computers & Peripherals	652,594

Electronic Equipment & Instruments - 3.5%
286,700	Agilent Technologies Inc.*	9,389,425
149,200	LG. Philips LCD Co., Ltd., Sponsored ADR (a)*	3,067,552
40,700	Samsung Electronics Co., Ltd., GDR (b)	11,579,150
2,033,473	Solectron Corp.*	7,950,879

	Total Electronic Equipment & Instruments	31,987,006

Semiconductors & Semiconductor Equipment - 3.8%
548,400	Applied Materials Inc.	9,300,864
177,100	Novellus Systems Inc.*	4,441,668
1,252,123	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	10,292,451
300,900	Texas Instruments Inc.	10,200,510

	Total Semiconductors & Semiconductor Equipment	34,235,493

Software - 2.3%
600,800	Micromuse Inc. (a)*	4,734,304
617,800	Microsoft Corp.	15,895,994

	Total Software	20,630,298

	TOTAL INFORMATION TECHNOLOGY	123,346,201

MATERIALS - 6.5%
Chemicals - 3.2%
236,400	Dow Chemical Co.	9,850,788
338,500	E.I. du Pont de Nemours & Co.	13,259,045
204,900	Engelhard Corp. (a)	5,718,759

	Total Chemicals	28,828,592

Containers & Packaging - 0.2%
190,000	Smurfit-Stone Container Corp.*	1,968,400

Metals & Mining - 1.8%
358,000	Alcoa Inc.	8,742,360
187,600	RTI International Metals Inc. (a)*	7,382,060
190,800	WGI Heavy Minerals Inc.*	151,200

	Total Metals & Mining	16,275,620

Paper & Forest Products - 1.3%
164,500	Weyerhaeuser Co.	11,309,375

See Notes to Schedule of Investments.

FUNDAMENTAL VALUE PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
	TOTAL MATERIALS	58,381,987

TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
415,300	Vodafone Group PLC, Sponsored ADR (a)	$10,785,341

UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
75,300	Dynegy Inc., Class A Shares (a)*	354,663

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $617,798,147)	752,803,150

FACE AMOUNT
SHORT-TERM INVESTMENTS - 21.0%
REPURCHASE AGREEMENTS - 12.2%
$30,000,000	Interest in $304,256,000 joint tri-party repurchase agreement dated 9/30/05 with Morgan Stanley, 3.750% due 10/3/05, Proceeds at maturity - $30,009,375; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.800% due 10/7/05 to 9/23/21; Market value - $30,701,306)	30,000,000
30,000,000	Interest in $400,660,000 joint tri-party repurchase agreement dated 9/30/05 with Barclays Capital Inc., 3.850% due 10/3/05, Proceeds at maturity - $30,009,625; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 3/7/06 to 9/17/10; Market value - $30,600,022)	30,000,000
20,331,000	Interest in $510,942,000 joint tri-party repurchase agreement dated 9/30/05 with Goldman, Sachs & Co., 3.850% due 10/3/05, Proceeds at maturity - $20,337,523; (Fully collateralized by various U.S. Treasury obligations, 2.000% to 4.250% due 1/15/07 to 4/15/32; Market value - $20,737,631)	20,331,000
30,000,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05 with Merrill Lynch & Co., Inc., 3.810% due 10/3/05, Proceeds at maturity - $30,009,525; (Fully collateralized by various U.S. Treasury obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value - $30,600,156)	30,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $110,331,000)	110,331,000

SHARES
Securities Purchased from Securities Lending Collateral - 8.8%
78,949,951	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $78,949,951)	78,949,951

	TOTAL SHORT-TERM INVESTMENTS (Cost - $189,280,951)	189,280,951

	TOTAL INVESTMENTS - 104.7% (Cost - $807,079,098#)	942,084,101
	Liabilities in Excess of Other Assets - (4.7)%	(42,173,253)

	TOTAL NET ASSETS - 100.0%	$899,910,848

*	Non-income producing security.

(a)	All or a portion of this security is on loan (See Notes 1 and 2).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

CAPITAL AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 21.6%
Agriculture - 0.3%
$75,000	BBB	Bunge Ltd. Finance Corp., Senior Notes, 4.375% due 12/15/08	$73,976

Auto Parts & Equipment - 0.2%
46,646	B-	Dura Operating Corp., Senior Unsecured Notes, Series B, 8.625% due 4/15/12	41,748

Beverages - 0.4%
100,000	A+	Anheuser-Busch Cos. Inc., 9.000% due 12/1/09	116,440

Building Materials - 0.5%
120,000	BBB+	Masco Corp., Notes, 6.750% due 3/15/06	121,220

Commercial Services - 0.2%
46,000	B+	United Rentals North America Inc., Senior Subordinated Notes, 7.750% due 11/15/13	44,620

Diversified Financial Services - 15.2%
75,000	BBB	Capital One Bank, Notes, 5.750% due 9/15/10	77,570
125,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	121,502
125,000	A+	Nationwide Building Society, Medium-Term Notes, 2.625% due 1/30/07 (a)	121,971
3,451,832	BB-	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-2005-1, 7.651% due 6/15/15 (a)(b)	3,522,426
103,000	AAA	TIAA Global Markets Inc., Notes, 4.125% due 11/15/07 (a)	101,951

		Total Diversified Financial Services	3,945,420

Electric - 0.2%
41,351	BB	NRG Energy Inc., Second Priority Senior Secured Notes, 8.000% due 12/15/13	44,246

Food - 1.3%
125,000	A	Campbell Soup Co., Notes, 6.900% due 10/15/06	127,668
75,000	BBB+	Kellogg Co., Senior Notes, 2.875% due 6/1/08	71,609
125,000	A	McDonald’s Corp., Medium-Term Notes, Series E, 5.950% due 1/15/08	128,818

		Total Food	328,095

Home Builders - 0.4%
100,000	BBB	Centex Corp., Notes, 4.750% due 1/15/08	99,420

Insurance - 0.8%
135,000	AA	Protective Life Secured Trust, Medium-Term Notes, 3.700% due 11/24/08	132,095
75,000	BBB+	Unitrin Inc., Senior Notes, 5.750% due 7/1/07	75,969

		Total Insurance	208,064

Lodging - 0.0%
646	B	John Q. Hammons Hotels LP, First Mortgage Senior Notes, Series B, 8.875% due 5/15/12	718

Machinery-Construction & Mining - 0.2%
46,646	B	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	47,346

Media - 0.2%
90,000	CCC-	CCH I Holdings LLC, Senior Accreting Notes, step bond to yield 16.306% due 5/15/14 (a)	64,800

Miscellaneous Manufacturing - 0.4%
100,000	A-	Cooper Industries Inc., Senior Notes, 5.500% due 11/1/09	102,465

Oil & Gas - 0.4%
100,000	BBB+	Burlington Resources Finance Corp., Senior Notes, 5.600% due 12/1/06	101,169

See Notes to Schedule of Investments.

CAPITAL AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Pharmaceuticals - 0.0%
$646	BB+	AmerisourceBergen Corp., Senior Unsecured Notes, 7.250% due 11/15/12	$751

Resort/Casino - 0.1%
34,883	B+	MGM MIRAGE Inc., Senior Subordinated Notes, 9.375% due 2/15/10	38,633

Semiconductors - 0.1%
46,000	B-	Amkor Technology Inc., Senior Notes, 7.750% due 5/15/13	39,560

Telecommunications - 0.3%
75,000	A-	Sprint Capital Corp., 6.000% due 1/15/07	76,273

Textiles - 0.4%
100,000	A	Cintas Corp., Number 2, 5.125% due 6/1/07	100,829

		TOTAL CORPORATE BONDS & NOTES (Cost - $5,662,607)	5,595,793

CONVERTIBLE BONDS & NOTES - 9.8%
Airlines - 0.3%
100,000	CCC+	Continental Airlines Inc., Series B, 4.500% due 2/1/07	82,000

Biotechnology - 1.9%
200,000	NR	BioMarin Pharmaceuticals Inc., Subordinated Notes, 3.500% due 6/15/08	191,000
100,000	NR	Isis Pharmaceuticals Inc., 5.500% due 5/1/09	88,625
150,000	B-	NPS Pharmaceuticals Inc., Senior Notes, 3.000% due 6/15/08	131,625
100,000	NR	Oscient Pharmaceutical Corp., 3.500% due 4/15/11	78,625

		Total Biotechnology	489,875

Commercial Services and Supplies - 0.5%
150,000	B+	Allied Waste North America Inc., Senior Subordinated Debentures, 4.250% due 4/15/34	132,375

Communications Equipment - 1.8%
400,000	B	Ciena Corp., Senior Notes, 3.750% due 2/1/08	367,500
100,000	NR	Terayon Communication Systems Inc., Subordinated Notes, 5.000% due 8/1/07	96,375

		Total Communications Equipment	463,875

Independent Power & Energy Traders - 0.1%
50,000	CCC	Calpine Corp., 4.750% due 11/15/23	27,500

Media - 0.9%
		Charter Communications Inc., Senior Notes, Class A Shares:
92,000	CCC-	5.875% due 11/16/09 (a)	76,360
8,000	CCC-	5.875% due 11/16/09	6,640
150,000	B	Mediacom Communications Corp., Senior Notes, 5.250% due 7/1/06	150,000

		Total Media	233,000

Oil, Gas & Consumable Fuels - 1.1%
500,000	B-	El Paso Corp., Debentures, zero coupon bond to yield 4.112% due 2/28/21	271,875

Pharmaceuticals - 0.2%
60,000	CCC+	Sepracor Inc., Subordinated Debentures, 5.000% due 2/15/07	60,225

Semiconductors - 1.2%
250,000	NR	Atmel Corp., Subordinated Notes, zero coupon bond to yield 4.889% due 5/23/21	119,062
200,000	CCC	Conexant Systems Inc., Subordinated Notes, 4.000% due 2/1/07	194,000

		Total Semiconductors	313,062

Software - 1.3%
250,000	NR	i2 Technologies Inc., Subordinated Notes, 5.250% due 12/15/06	240,625

See Notes to Schedule of Investments.

CAPITAL AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Software (continued)
$100,000	NR	Manugistics Group Inc., Subordinated Notes, 5.000% due 11/1/07	$95,250

		Total Software	335,875

Wireless Telecommunications - 0.5%
220,000	BB+	Liberty Media Corp., Senior Debentures, 4.000% due 11/15/29 (c)	136,950

		TOTAL CONVERTIBLE BONDS & NOTES (Cost - $2,471,185)	2,546,612

ASSET-BACKED SECURITIES(b) - 3.1%
Home Equity - 3.1%
250,000	BBB-	Argent Securities Inc., Series 2004-W8\Class M10, 7.330% due 5/25/34	245,586
292,859	A+	Bear Stearns Asset-Backed Securities Inc., Series 2005-AC4, Class M2, 4.500% due 7/25/35	292,867
250,000	A-	Renaissance Home Equity Loan Trust, Series 2003-4, Class M3, 5.730% due 3/25/34	253,430

		TOTAL ASSET-BACKED SECURITIES (Cost - $785,866)	791,883

SHARES	SECURITY	VALUE
COMMON STOCKS - 46.4%
CONSUMER DISCRETIONARY - 4.0%
Hotels, Restaurants & Leisure - 0.6%
500	Ctrip.com International Ltd., ADR	32,040
2,500	McDonald’s Corp.	83,725
1,400	Outback Steakhouse Inc.	51,240

	Total Hotels, Restaurants & Leisure	167,005

Household Durables - 0.3%
2,900	Newell Rubbermaid Inc.	65,685

Leisure Equipment & Products - 0.1%
1,200	Marvel Entertainment Inc.*	21,444

Media - 2.0%
600	Cablevision Systems Corp., New York Group, Class A Shares*	18,402
17,000	Charter Communications Inc., Class A Shares*	25,500
4,500	EchoStar Communications Corp., Class A Shares*	133,065
2,500	Interpublic Group of Cos. Inc.*	29,100
1,200	Liberty Global Inc., Class A Shares*	32,496
1,200	Liberty Global Inc., Series C Shares*	30,900
1,300	Liberty Media Corp., Class A Shares*	10,465
2,300	News Corp., Class B Shares	37,950
300	R.H. Donnelley Corp.*	18,978
1,000	Regal Entertainment Group, Class A Shares	20,040
7,600	SES Global SA, FDR	119,591
1,600	Time Warner Inc.	28,976
800	WorldSpace Inc., Class A Shares*	11,272

	Total Media	516,735

Multi-Line Retail - 0.5%
2,500	J.C. Penney Co. Inc.	118,550

Specialty Retail - 0.4%
1,500	Best Buy Co. Inc.	65,295
900	Sherwin-Williams Co.	39,663

	Total Specialty Retail	104,958

Textiles, Apparel & Luxury Goods - 0.1%
400	NIKE Inc., Class B Shares	32,672

	TOTAL CONSUMER DISCRETIONARY	1,027,049

See Notes to Schedule of Investments.

CAPITAL AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
CONSUMER STAPLES - 3.1%
Beverages - 0.1%
600	PepsiCo Inc.	$34,026

Food & Staples Retailing - 1.0%
1,200	CVS Corp.	34,812
4,600	Kroger Co.*	94,714
3,100	Wal-Mart Stores Inc.	135,842

	Total Food & Staples Retailing	265,368

Food Products - 0.7%
900	Hormel Foods Corp.	29,691
1,100	Kellogg Co.	50,743
1,500	McCormick & Co. Inc., Non Voting Shares	48,945
2,600	Sara Lee Corp.	49,270

	Total Food Products	178,649

Household Products - 0.5%
1,500	Kimberly-Clark Corp.	89,295
500	Procter & Gamble Co.	29,730

	Total Household Products	119,025

Personal Products - 0.1%
500	Gillette Co.	29,100

Tobacco - 0.7%
2,300	Altria Group Inc.	169,533

	TOTAL CONSUMER STAPLES	795,701

ENERGY - 10.0%
Energy Equipment & Services - 2.8%
2,800	BJ Services Co.	100,772
3,400	ENSCO International Inc.	158,406
1,400	GlobalSantaFe Corp.	63,868
1,400	Halliburton Co.	95,928
2,400	Nabors Industries Ltd.*	172,392
1,500	Pride International Inc.*	42,765
2,800	Rowan Cos. Inc.	99,372

	Total Energy Equipment & Services	733,503

Oil, Gas & Consumable Fuels - 7.2%
3,040	Canadian Natural Resources Ltd.	137,378
3,900	CNX Gas Corp. (a)*	79,950
8,500	EOG Resources Inc.	636,650
3,700	Marathon Oil Corp.	255,041
3,900	Nexen Inc.	185,874
3,000	OPTI Canada Inc.*	102,071
800	Suncor Energy Inc.	48,424
2,650	Total SA, Sponsored ADR	359,923
2,600	Williams Cos. Inc.	65,130

	Total Oil, Gas & Consumable Fuels	1,870,441

	TOTAL ENERGY	2,603,944

FINANCIALS - 10.9%
Capital Markets - 0.7%
200	Goldman Sachs Group Inc.	24,316
400	Legg Mason Inc.	43,876
200	Lehman Brothers Holdings Inc.	23,296
1,300	Merrill Lynch & Co. Inc.	79,755

	Total Capital Markets	171,243

Commercial Banks - 1.5%
3,400	Bank of America Corp.	143,140
900	Comerica Inc.	53,010

See Notes to Schedule of Investments.

CAPITAL AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Commercial Banks (continued)
400	Wachovia Corp.	$19,036
2,300	Wells Fargo & Co.	134,711
400	Zions Bancorporation	28,484

	Total Commercial Banks	378,381

Consumer Finance - 1.3%
700	American Express Co.	40,208
3,602	Capital One Financial Corp.	286,431

	Total Consumer Finance	326,639

Diversified Financial Services - 0.2%
1,800	JPMorgan Chase & Co.	61,074

Insurance - 0.9%
1,300	AFLAC Inc.	58,890
900	American International Group Inc.	55,764
1,100	Chubb Corp.	98,505
200	Hartford Financial Services Group Inc.	15,434

	Total Insurance	228,593

Real Estate - 5.4%
600	Alexandria Real Estate Equities Inc.	49,614
2,100	AMB Property Corp.	94,290
1,400	Archstone-Smith Trust	55,818
1,000	Avalonbay Communities Inc.	85,700
1,100	BioMed Realty Trust Inc.	27,280
600	Boston Properties Inc.	42,540
400	BRE Properties Inc., Class A Shares	17,800
800	CarrAmerica Realty Corp.	28,760
400	Developers Diversified Realty Corp.	18,680
700	Duke Realty Corp.	23,716
1,600	Equity Office Properties Trust	52,336
1,800	Equity Residential	68,130
900	Federal Realty Investment Trust	54,837
2,100	General Growth Properties Inc.	94,353
500	Global Signal Inc.	22,370
1,000	Gramercy Capital Corp.	23,960
300	Heritage Property Investment Trust	10,500
900	Highwoods Properties Inc.	26,559
1,000	iStar Financial Inc.	40,430
800	Kimco Realty Corp.	25,136
200	Macerich Co.	12,988
200	Pan Pacific Retail Properties Inc.	13,180
2,700	ProLogis	119,637
1,200	PS Business Parks Inc.	54,960
700	Public Storage Inc.	46,900
800	Reckson Associates Realty Corp.	27,640
1,300	Simon Property Group Inc.	96,356
1,500	SL Green Realty Corp.	102,270
900	Vornado Realty Trust	77,958

	Total Real Estate	1,414,698

Thrifts & Mortgage Finance - 0.9%
1,900	Freddie Mac	107,274
2,250	Golden West Financial Corp.	133,628

	Total Thrifts & Mortgage Finance	240,902

	TOTAL FINANCIALS	2,821,530

HEALTH CARE - 5.8%
Biotechnology - 1.4%
3,900	Abgenix Inc.*	49,452
1,800	Amgen Inc.*	143,406
300	CuraGen Corp.*	1,485

See Notes to Schedule of Investments.

CAPITAL AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Biotechnology (continued)
1,500	CV Therapeutics Inc.*	$40,125
3,000	Cytori Therapeutics Inc.*	15,482
500	Genentech Inc.*	42,105
1,500	InterMune Inc.*	24,825
1,800	Protein Design Labs Inc.*	50,400

	Total Biotechnology	367,280

Health Care Equipment & Supplies - 0.6%
1,800	DJ Orthopedics Inc.*	52,092
1,500	Zimmer Holdings Inc.*	103,335

	Total Health Care Equipment & Supplies	155,427

Health Care Providers & Services - 2.0%
200	Aetna Inc.	17,228
800	Coventry Health Care Inc.*	68,816
1,800	DaVita Inc.*	82,926
700	PacifiCare Health Systems Inc.*	55,846
1,300	UnitedHealth Group Inc.	73,060
2,800	WellPoint Inc.*	212,296

	Total Health Care Providers & Services	510,172

Pharmaceuticals - 1.8%
800	GlaxoSmithKline PLC, Sponsored ADR	41,024
1,200	Novartis AG, Sponsored ADR	61,200
3,300	Pfizer Inc.	82,401
900	Sanofi-Aventis	74,609
1,400	Sanofi-Aventis, ADR	58,170
2,400	Sepracor Inc.*	141,576
700	Teva Pharmaceutical Industries Ltd., Sponsored ADR	23,394

	Total Pharmaceuticals	482,374

	TOTAL HEALTH CARE	1,515,253

INDUSTRIALS - 3.3%
Aerospace & Defense - 1.4%
3,700	Boeing Co.	251,415
2,800	Raytheon Co.	106,456

	Total Aerospace & Defense	357,871

Building Products - 0.4%
2,400	American Standard Cos. Inc.	111,720

Commercial Services & Supplies - 0.1%
600	Avery Dennison Corp.	31,434

Construction & Engineering - 0.3%
2,900	Chicago Bridge & Iron Co. NV, New York Shares	90,161

Industrial Conglomerates - 1.0%
7,600	General Electric Co.	255,892

Trading Companies & Distributors - 0.1%
400	MSC Industrial Direct Co. Inc., Class A Shares	13,268

	TOTAL INDUSTRIALS	860,346

INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 1.4%
5,358	ADC Telecommunications Inc.*	122,484
5,100	Nokia Oyj, Sponsored ADR	86,241
43,800	Nortel Networks Corp.*	142,788

	Total Communications Equipment	351,513

Computers & Peripherals - 0.5%
1,000	EMC Corp.*	12,940
700	Lexmark International Inc., Class A Shares*	42,735

See Notes to Schedule of Investments.

CAPITAL AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
Computers & Peripherals (continued)
1,600	SanDisk Corp.*	$77,200

	Total Computers & Peripherals	132,875

Electronic Equipment & Instruments - 0.0%
100	Dolby Laboratories Inc., Class A Shares*	1,600

Internet Software & Services - 0.3%
1,800	Digitas Inc.*	20,448
300	Jupitermedia Corp.*	5,313
2,200	SINA Corp.*	60,500

	Total Internet Software & Services	86,261

IT Services - 0.1%
1,700	Wright Express Corp.*	36,703

Semiconductors & Semiconductor Equipment - 1.2%
2,900	Applied Materials Inc.	49,184
2,500	ASML Holding NV, NY Registered Shares*	41,275
4,600	Maxim Integrated Products Inc.	196,190
400	Xilinx Inc.	11,140

	Total Semiconductors & Semiconductor Equipment	297,789

Software - 1.4%
1,920	Cognos Inc.*	74,746
600	Macromedia Inc.*	24,402
1,300	Mercury Interactive Corp.*	51,480
8,200	Microsoft Corp.	210,986

	Total Software	361,614

	TOTAL INFORMATION TECHNOLOGY	1,268,355

MATERIALS - 1.4%
Chemicals - 0.7%
2,100	Air Products & Chemicals Inc.	115,794
1,700	E.I. du Pont de Nemours & Co.	66,589

	Total Chemicals	182,383

Containers & Packaging - 0.2%
800	Sealed Air Corp.*	37,968

Metals & Mining - 0.5%
2,600	Barrick Gold Corp.	75,530
2,700	Compass Minerals International Inc.	62,100

	Total Metals & Mining	137,630

	TOTAL MATERIALS	357,981

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.6%
800	Citizens Communications Co.	10,840
1,500	IDT Corp., Class B Shares*	18,285
6,400	Telewest Global Inc.*	146,880

	Total Diversified Telecommunication Services	176,005

Wireless Telecommunication Services - 1.6%
1,800	ALLTEL Corp.	117,198
2,145	American Tower Corp., Class A Shares*	53,518
8,700	Dobson Communications Corp., Class A Shares*	66,816
1,200	Nextel Partners Inc., Class A Shares*	30,120
5,985	Sprint Nextel Corp.	142,323

	Total Wireless Telecommunication Services	409,975

	TOTAL TELECOMMUNICATION SERVICES	585,980

See Notes to Schedule of Investments.

CAPITAL AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
UTILITIES - 0.8%
Electric Utilities - 0.4%
800	Entergy Corp.	$59,456
1,000	ITC Holdings Corp.	28,980

	Total Electric Utilities	88,436

Independent Power Producers & Energy Traders - 0.2%
1,400	AES Corp.*	23,002
700	NRG Energy Inc.*	29,820

	Total Independent Power Producers & Energy Traders	52,822

Multi-Utilities - 0.2%
1,200	Sempra Energy	56,472

	TOTAL UTILITIES	197,730

	TOTAL COMMON STOCKS (Cost - $10,786,523)	12,033,869

CONVERTIBLE PREFERRED STOCKS - 2.5%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
1,150	Hanover Compressor Capital Trust, 7.250% due 12/14/29	58,650

FINANCIALS - 2.1%
Real Estate - 1.6%
5,700	Host Marriott Finance Trust, 6.750% due 12/2/26*	314,925
1,500	Simon Property Group Inc., 6.000% due 12/31/49*	94,650

	Total Real Estate	409,575

Thrifts & Mortgage Finance - 0.5%
3,000	Sovereign Capital Trust IV, 4.375% due 3/1/34*	133,125

	TOTAL FINANCIALS	542,700

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
221	Dobson Communications Corp., 6.000% due 8/19/16	38,537

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $605,662)	639,887

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $20,311,843)	21,608,044

FACE AMOUNT
SHORT-TERM INVESTMENT - 15.4%
Repurchase Agreement - 15.4%
$3,985,000	Interest in $836,655,000 joint tri-party repurchase agreement dated 9/30/05 with Greenwich Capital Markets Inc., 3.850% due 10/3/05, Proceeds at maturity-$3,986,279; (Fully collateralized by various U.S. Treasury obligations & U.S. government agency obligations, 0.000% to 9.375% due 10/15/05 to 8/6/38; Market value - $4,064,702) (Cost - $3,985,000)	3,985,000

	TOTAL INVESTMENTS - 98.8% (Cost - $24,296,843#)	25,593,044
	Other Assets in Excess of Liabilities - 1.2%	318,387

	TOTAL NET ASSETS - 100.0%	$25,911,431

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees unless otherwise noted.

See Notes to Schedule of Investments.

CAPITAL AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2005

(b)	Variable rate security. Coupon rate disclosed is that which is in effect at September 30, 2005. Maturity date shown is date of the next coupon rate reset or actual maturity.

(c)	This convertible bond is convertible into the common stock of Sprint Nextel Corp.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Fiduciary Depositary Receipt

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bond Ratings (unaudited) (continued)

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Appreciation Portfolio (“AP”), Fundamental Value Portfolio (“FVP”) and Capital and Income Portfolio (“CIP”) (“Funds”) are separate diversified investment funds of the Greenwich Street Series Fund (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedules of Investments (unaudited) (continued)

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Appreciation Portfolio	$172,001,720	$(5,567,623)	$166,434,097
Fundamental Value Portfolio	155,946,330	(20,941,327)	135,005,003
Capital and Income Portfolio	1,577,046	(280,845)	1,296,201

At September 30, 2005, Fundamental Value Portfolio loaned securities having a market value of $76,982,406. The Fund received cash collateral amounting to $78,949,951 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund registered under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenwich Street Series Fund

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	November 29, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date	November 29, 2005